Subsequent Events (Details) - Subsequent Events - USD ($) $ in Thousands	Sep. 18, 2023	Jul. 21, 2023
Subsequent Events
Committed funding arrangement		$ 50,000
Remaining cash balance in trust account after redemption		20,000
Deferred underwriting fee	$ 1,250
Forward Purchase Agreement [Member]
Subsequent Events
Maximum funding arrangements		125,000
Third Party Financing [Member]
Subsequent Events
Maximum funding arrangements		$ 75,000